General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Personnel-related expenses	$ 3,812	$ 5,010	$ 3,800
Share-based compensation expense	3,311	2,138	3,119
Professional and consultant fees	2,869	3,954	2,593
Insurance, facilities, fees and other related costs	2,734	3,022	2,506
Total general and administrative expenses	$ 12,726	$ 14,124	$ 12,018